Note 8 - Provisions - Movement in Provisions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Provisions	$ 875,908	$ 530,699
Provisions	1,026,219	875,908	$ 530,699
Provisions	1,026,219	875,908	530,699
Annual leave [member]
Statement Line Items [Line Items]
Provisions	631,941	318,694	420,380
Charged/(credited) to profit or loss - additional provisions recognised	227,993	409,646	179,923
Amounts used during the year	(112,809)	(97,011)	(280,618)
Change in foreign exchange	620	612	(991)
Provisions	747,745	631,941	318,694
Provisions	747,745	631,941	318,694
Long service leave [member]
Statement Line Items [Line Items]
Provisions	243,967	212,005	328,325
Charged/(credited) to profit or loss - additional provisions recognised	34,507	32,901	30,308
Amounts used during the year	0	(939)	(146,628)
Provisions	278,474	243,967	212,005
Provisions	$ 278,474	$ 243,967	$ 212,005